Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation - Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(6)(7)	Net Income ($) (in thousands)(8)	AFFO ($) per share(9)
2024	$2,621,239	$3,018,429	$1,674,059	$1,915,170	$122.07	$123.10	$71,064	$2.34
2023	$2,796,476	$2,458,666	$1,792,227	$1,579,878	$111.13	$109.09	$60,151	$2.25
2022	$2,210,657	$2,599,157	$1,499,777	$1,757,274	$121.71	$101.64	$90,043	$2.14
2021	$1,917,849	$2,352,194	$1,331,808	$1,596,281	$108.99	$119.33	$62,860	$2.08
2020	$1,714,764	$1,501,844	$971,034	$532,456	$88.78	$90.53	$69,388	$1.94

(1)	In accordance with the SEC rules, five years of information is required under Item 402(v) of Regulation S-K.
(2)	For all years in question, our Principal Executive Officer (PEO) was the Company’s President and Chief Executive Officer, Christopher J. Constant.
(3)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our PEO during 2024, as shown in the Pay Versus Performance Table:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(1,381,244)	$1,566,760	$644	$71,890	$(88,110)	$0	$227,250	$397,190

(4)
During 2024, 2023, 2022 and 2021, our remaining NEOs consisted of Mark J. Olear (Chief Operating Officer and Chief Investment Officer), Brian R. Dickman (Chief Financial Officer) . and Joshua Dicker (General Counsel). During 2020, our remaining NEOs were the same NEOs as 2021-2023 with the addition of Danion Fielding (former Chief Financial Officer) who resigned effective December 11, 2020. Mr. Dickman was appointed Chief Financial Officer effective December 14, 2020.

(5)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our Non-PEO NEOs during 2024, as shown in the Pay Versus Performance Table:

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(797,144)	$903,900	$644	$44,548	$(48,566)	$0	$137,730	$241,112

(6)
Total shareholder return is calculated for each year based on a fixed investment of $100 from December 31, 2019, through the end of each applicable year in the table, assuming reinvestment of dividends.

(7)
Our peer group is the same peer group as reported in our Form 10-K pursuant to Item 201(e) of Regulation S-K: Agree Realty Corporation, EPR Properties, Essential Properties Realty Trust, Four Corners Properties Trust, NETSTREIT Corp (was not publicly traded in 2019), and One Liberty Properties. We have chosen these companies as our Peer Group because a substantial segment of each of their businesses is owning and leasing single tenant net lease retail properties.

(8)	Net income is reported as Net Earnings in the Company’s financial statements.
(9)	The Company selected Adjusted Funds from Operations (AFFO) as its Company-selected measure for the reasons set forth below.

Company Selected Measure Name	Adjusted Funds from Operations (AFFO)
Named Executive Officers, Footnote
(2)	For all years in question, our Principal Executive Officer (PEO) was the Company’s President and Chief Executive Officer, Christopher J. Constant.
(4)
During 2024, 2023, 2022 and 2021, our remaining NEOs consisted of Mark J. Olear (Chief Operating Officer and Chief Investment Officer), Brian R. Dickman (Chief Financial Officer) . and Joshua Dicker (General Counsel). During 2020, our remaining NEOs were the same NEOs as 2021-2023 with the addition of Danion Fielding (former Chief Financial Officer) who resigned effective December 11, 2020. Mr. Dickman was appointed Chief Financial Officer effective December 14, 2020.

Peer Group Issuers, Footnote
(7)
Our peer group is the same peer group as reported in our Form 10-K pursuant to Item 201(e) of Regulation S-K: Agree Realty Corporation, EPR Properties, Essential Properties Realty Trust, Four Corners Properties Trust, NETSTREIT Corp (was not publicly traded in 2019), and One Liberty Properties. We have chosen these companies as our Peer Group because a substantial segment of each of their businesses is owning and leasing single tenant net lease retail properties.

PEO Total Compensation Amount	$ 2,621,239	$ 2,796,476	$ 2,210,657	$ 1,917,849	$ 1,714,764
PEO Actually Paid Compensation Amount	$ 3,018,429	2,458,666	2,599,157	2,352,194	1,501,844
Adjustment To PEO Compensation, Footnote
(3)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our PEO during 2024, as shown in the Pay Versus Performance Table:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(1,381,244)	$1,566,760	$644	$71,890	$(88,110)	$0	$227,250	$397,190

Non-PEO NEO Average Total Compensation Amount	$ 1,674,059	1,792,227	1,499,777	1,331,808	971,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,915,170	1,579,878	1,757,274	1,596,281	532,456
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The following table sets forth the adjustments made to arrive at compensation “actually paid” to our Non-PEO NEOs during 2024, as shown in the Pay Versus Performance Table:

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(797,144)	$903,900	$644	$44,548	$(48,566)	$0	$137,730	$241,112

Compensation Actually Paid vs. Total Shareholder Return	The chart below provides a comparison between the Company total shareholder return against the total shareholder return of our peer group for 2020, 2021, 2022, 2023, and 2024.
Compensation Actually Paid vs. Net Income
The chart below illustrates the correlation between NEO compensation actually paid (CAP) and net income for 2020, 2021, 2022, 2023, and 2024.
*	Net income for the year ended December 31, 2022, included a credit of $22.2 million related to the removal of reserves for unknown environmental remediation obligations at certain properties.

Compensation Actually Paid vs. Company Selected Measure	The chart below illustrates the correlation between NEO compensation actually paid (CAP) and AFFO per share for 2020, 2021, 2022, 2023, and 2024.
Total Shareholder Return Vs Peer Group	The chart below provides a comparison between the Company total shareholder return against the total shareholder return of our peer group for 2020, 2021, 2022, 2023, and 2024.
Tabular List, Table
List of Most Important Financial Performance Measures
The following table outlines what we believe to be our NEO’s key performance measures, in no particular order, given our status as a REIT. These key performance measures are further described in “2024 Company Performance Highlights” section on page 40 of this Proxy Statement.

KEY PERFORMANCE MEASURES
Adjusted Funds from Operations (AFFO) per share	Net Debt to EBITDA
Annual Base Rent	Portfolio Diversification

We believe Adjusted Funds from Operations (AFFO) per share to be the most significant measure in determining the compensation of our NEOs because we believe it best reflects the core operating performance of our portfolio. In addition, AFFO per share is generally considered by analysts and investors to be an appropriate supplemental non-GAAP measure of performance for REITs and has utility in comparing our core operating performance between periods and to the core operating performance of comparable real estate companies.

Total Shareholder Return Amount	$ 122.07	111.13	121.71	108.99	88.78
Peer Group Total Shareholder Return Amount	123.1	109.09	101.64	119.33	90.53
Net Income (Loss)	$ 71,064,000	$ 60,151,000	$ 90,043,000	$ 62,860,000	$ 69,388,000
Company Selected Measure Amount | $ / shares	2.34	2.25	2.14	2.08	1.94
PEO Name	Christopher J. Constant	Christopher J. Constant	Christopher J. Constant	Christopher J. Constant	Christopher J. Constant
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Funds from Operations (AFFO) per share
Non-GAAP Measure Description
We believe Adjusted Funds from Operations (AFFO) per share to be the most significant measure in determining the compensation of our NEOs because we believe it best reflects the core operating performance of our portfolio. In addition, AFFO per share is generally considered by analysts and investors to be an appropriate supplemental non-GAAP measure of performance for REITs and has utility in comparing our core operating performance between periods and to the core operating performance of comparable real estate companies.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Base Rent
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Portfolio Diversification
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 397,190
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,381,244)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,566,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,890
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,110)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,250
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,112
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,144)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,548
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,566)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 137,730